Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of property and equipment	Depreciation is recorded using the declining balance method at the following annual rates:

Office equipment and furniture	20%
Medical equipment	20%
Computer equipment	30%
Leasehold improvements	Straight-line over the term of the lease

	Medical Equipment	Computer Equipment	Office Equipment and Furniture	Leasehold Improvements	Total
Cost
As at December 31, 2022	$62	$429	$248	$231	$970
Additions, net of foreign exchange impact	—	7	—	—	7
As at December 31, 2023	62	436	248	231	977
Additions	—	71	168	—	239
Disposals, net of foreign exchange impact	(59)	(43)	(24)	(47)	(173)
As at December 31, 2024	$3	$464	$392	$184	$1,043

Amortization
As at December 31, 2022	$53	$321	$92	$148	$614
Depreciation expense	2	30	28	21	81
As at December 31, 2023	55	351	120	169	695
Depreciation expense	1	35	45	21	102
Disposals, net of foreign exchange impact	(54)	(41)	(23)	(47)	(165)
As at December 31, 2024	$2	$345	$142	$143	$632

Net book value
As at December 31, 2023	7	85	128	62	282
As at December 31, 2024	$1	$119	$250	$41	$411
For the year ended December 31, 2024, we incurred losses on disposal of property and equipment of $18, which was included in depreciation expense on our consolidated statement of cash flows.